Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets
Net operating loss carryforwards	$ 343,406	$ 776,310
Allowance for credit losses	42	6
Less: valuation allowance	(343,448)	(776,316)
Total deferred tax assets
Deferred tax liabilities
Operating lease liabilities	(377)	(748)
Right-of-use assets	526	902
Total deferred tax liabilities	$ 149	$ 154